Operating Segments and Geographical Information (Details) - Schedule of Financial Statements - Reportable Subsegments [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Statements [Line Items]
Total consolidated revenues	$ 24,409	$ 19,934	$ 49,138	$ 37,367
Total reportable segment profit	6,914	4,346	13,453	9,328
Amortization of Technology and lease assets included in cost of revenues	322	326	646	644
Research and development expenses, net	4,131	3,836	8,512	7,281
General and administrative expenses	5,271	3,724	11,400	6,336
Sales and marketing expenses	4,153	3,831	8,443	6,742
Depreciation and amortization	1,021	860	2,042	1,756
Other expenses	(63)	595	(38)	953
Consolidated operating loss	(7,921)	(8,826)	(17,552)	(14,384)
Other income	130	4	130	4
Financial expenses, net	(15,274)	(9,939)	(18,828)	(22,886)
Consolidated loss before income taxes	(23,065)	(18,761)	(36,250)	(37,266)
Reportable Segments [Member]
Schedule of Financial Statements [Line Items]
Total consolidated revenues	25,295	20,567	51,003	38,000
Elimination of Intersegment Revenues [Member]
Schedule of Financial Statements [Line Items]
Total consolidated revenues	$ (886)	$ (633)	$ (1,865)	$ (633)